Note 16 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Note 16 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	$ 21,821	$ 13,733	$ 17,221
Canada [Member]
Note 16 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	14,489	6,922	14,908
United States [Member]
Note 16 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	6,300	7,841	1,529
Other Countries [Member]
Note 16 - Income Taxes (Details) - Income (Loss) before Income Taxes Earned by Tax Jurisdictions [Line Items]
Income (loss) from continuing operations	$ 1,032	$ (1,030)	$ 784